INCOME TAXES	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 8 - INCOME TAXES

The Company has no tax provision for any period presented due to its history of operating losses. As of March 31, 2018, the Company had net operating loss carry forwards of approximately $2.0 million that may be available to reduce future years' taxable income through 2038. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization of the Company’s net deferred tax assets of approximately $580,000 was not likely to occur and accordingly, the Company has recorded a full valuation allowance for the deferred tax asset relating to tax loss carry-forward.

Components of deferred tax assets in the balance sheets are as follows:

	March 31, 2018	March 31, 2017
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$580,000	$524,000
Less valuation allowance	(580,000)	(524,000)
Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Statements of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

	For the fiscal year ended March 31, 2018	For the reporting period ended March 31, 2017

Federal statutory income tax rate	31.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(31.0)	(34.0)

Effective income tax rate	0.0%	0.0%

The Company adopted accounting rules which address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under these rules, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. These accounting rules also provide guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of March 31, 2018, no liability for unrecognized tax benefits was required to be recorded.